Revenue, operating profit and segment analysis - Summary of analysis by reported segment expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	£ 274	£ 218	£ 132
Capital expenditure additions	525	484	477
Amortisation of acquired intangible assets	248	258	280
Total depreciation and other amortisation	504	525	514
Risk
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	249		79
Capital expenditure additions	156	148	139
Amortisation of acquired intangible assets	175	184	194
Total depreciation and other amortisation	102	99	92
Scientific, Technical & Medical
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	5	8	3
Capital expenditure additions	116	103	107
Amortisation of acquired intangible assets	39	44	59
Total depreciation and other amortisation	124	123	133
Legal
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets		145	42
Capital expenditure additions	225	203	193
Amortisation of acquired intangible assets	20	15	11
Total depreciation and other amortisation	239	252	242
Exhibitions
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	20	65	8
Capital expenditure additions	27	29	37
Amortisation of acquired intangible assets	14	15	16
Total depreciation and other amortisation	34	45	39
Print & print-related activities
Disclosure of operating segments
Capital expenditure additions	1	1	1
Total depreciation and other amortisation	£ 5	£ 6	£ 8